Guarantees, Commitments and Pledged Assets (Tables)	12 Months Ended
Oct. 31, 2019
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Schedule of Various Guarantees and Indemnifications
The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2019	2018
As at October 31 ($ millions)	Maximum potential amount of future payments (1)	Maximum potential amount of future payments (1)
Standby letters of credit and letters of guarantee	$35,577	$35,376
Liquidity facilities	3,758	4,043
Derivative instruments	7,104	6,969
Indemnifications	583	571

(1)
The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

Summary of Other Indirect Commitments
The table below provides a detailed breakdown of the Bank’s other indirect commitments expressed in terms of the contractual amounts of the related commitment or contract which are not reflected on the Consolidated Statement of Financial Position.

As at October 31 ($ millions)	2019	2018
Commercial letters of credit	$811	$1,046
Commitments to extend credit (1)
Original term to maturity of one year or less	70,862	75,033
Original term to maturity of more than one year	141,011	122,407
Securities lending	50,300	51,723
Securities purchase and other commitments	1,142	888
Total	$264,126	$251,097

Summary of Future Minimum Lease Payment Under Non-Cancellable Operating Leases
The Bank also leases equipment under non-cancellable lease arrangements. Where the Bank is the lessee, the future minimum lease payment under non-cancellable operating leases are as follows:

As at October 31 ($ millions)	2019	2018
Within one year	$441	$420
After one year but not more than five years	1,281	1,196
More than five years	1,011	880
Total	$2,733	$2,496

Summary of Carrying Value Of Pledged Assets and Details of Related Activities
The carrying value of pledged assets and details of related activities are shown below.

As at October 31 ($ millions)	2019	2018
Assets pledged to:
Bank of Canada (1)	$164	$118
Foreign governments and central banks (1)	4,505	3,147
Clearing systems, payment systems and depositories (1)	1,221	1,629
Assets pledged in relation to exchange-traded derivative transactions	3,579	3,127
Assets pledged in relation to over-the-counter derivative transactions	13,491	7,246
Assets pledged as collateral related to securities borrowing and lending	123,760	128,383
Assets pledged in relation to covered bond program (Note 15)	27,154	30,725
Assets pledged in relation to other securitization programs (Note 15)	6,683	6,085
Assets pledged under CMHC programs (Note 14)	25,249	23,178
Other	1,047	963
Total assets pledged	$206,853	$204,601
Obligations related to securities sold under repurchase agreements	110,879	82,816
Total (2)	$317,732	$287,417

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.